Taxes on Income (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Operating loss carryforward	$ 2,784,560	$ 2,211,316
Temporary differences	161,500	270,854
Total deferred tax assets	2,946,060	2,482,170
Valuation allowance	(2,946,060)	(2,482,170)
Net deferred tax assets